Asset Retirement Obligations (Summary Of Changes In Asset Retirement Obligations) (Detail) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Asset Retirement Obligation Disclosure [Abstract]
Balance, beginning of year	$ 66,028	$ 63,083	$ 63,083	$ 65,193	$ 58,838
Liabilities incurred	1,202		1,438	1,988	1,129
Liabilities assumed with acquired producing properties	705				3,002
Liabilities settled	(6,083)		(2,125)	(1,794)	(3,942)
Liabilities transferred in disposition of properties	(47)		(3,036)	(3,149)	(1,886)
Revisions to estimates	5,860		4,494	(1,231)	5,854
Accretion expense	1,447	$ 1,615	2,174	2,076	2,198
Balance, end of period	69,112		66,028	63,083	65,193
Less: Current portion	3,960		4,900	2,592	3,457
Long-term portion	$ 65,152		$ 61,128	$ 60,491	$ 61,736